SEMI-ANNUAL REPORT







Jhaveri Value Fund



A No-Load Capital Appreciation Fund






September 30, 1999

                               JHAVERI VALUE FUND
                                 (440) 356-1565
                            www.jhaverivaluefund.com

November 18, 1999


Dear Fellow Shareholders:

The market in the 3rd quarter reacted to the uncertainty about future tightening by the Federal Reserve as well as the uncertainty about Y2K. The S&P 500 corrected over 6.5% and year to date through the 3rd quarter was up only 4.4%. The S&P Barra Value Index corrected over 9.5% and closed the quarter up only 2.1%. JVF closed the 3rd quarter with a Net Asset Value of $12.44. This translates to a year to date return of 12.4%. JVF over the last year (9/30/98 - 9/30/99) is up over 29%. JVF's current NAV is $13.16 as of November 18, 1999 which equates to a year to date performance of 18.9%. This compares favorably to the S&P 500 Index which is up only 15.9% and the S&P Barra Value Index which is up only 11.8% year to date.

The current market continues to be a rotationally correcting market. This means many stocks and industries are making new highs, and at the same time, many stocks and industries are making new lows. This market environment is ideal for our enhanced investment strategy. With the recent rise in the market, we have raised our cash position by selling overvalued securities. Our cash position has risen from 0% at the end of October to a current position of 5%.

Market Outlook:

The economy continues to be on its non-inflationary growth path. Worker productivity is growing above 4% and the Consumer Price Index and the Producer Price Index are under 2%. The GDP Growth is also above 4%. All these indicators bode well for the economy. However, the cost of employment index is rising, prices paid component of the purchasing managers index is also rising, along with rising employment. These all indicate future inflation, so the Federal Reserve raised the Federal Funds rateand the Discount rate by 0.25%.
The market, however, reacted positively because it removed the uncertainty about the rates. Analysts believe this will be the last rate increase until at least the February 2000 Open Market Committee meeting because of all the uncertainty surrounding the "Year 2000".

New cashflow into the market during July - September slowed down to $10 billion/ month. The cashflow in October and November is estimated to be above $20 billion/month. With the slowdown in the IPO calendar and with the rising demand for stock, we expect the current rally to continue and the Dow Jones Industrial Average to make new highs. This rally, however, may be a late stage rally and Y2K and tax-loss selling in December may temper this rally. Our strategy is to remain close to fully invested and to continue to sell fully valued and overvalued stocks in the portfolio and buy undervalued stocks.

Sincerely,

Ramesh C. Jhaveri             Saumil R. Jhaveri
Chief Executive Officer       President

                             Schedule of Investments
                               Jhaveri Value Fund
                         September 30, 1999 (unaudited)

    Units   Description                         Value
COMMON STOCK - 98.58%
Aerospace/Aircraft/Defense - 1.18%
    1,800  B.F. Goodrich Co.                   52,200
    2,000  Boeing Co.                          85,250
      500  Lockheed Martin Corp.               16,344
                                            ---------
                                              153,794
Auto Parts-Retail/Wholesale - 1.5%
    2,800  Autozone Inc.*                      78,575
    3,000  Delphi Automotive                   48,188
    4,700  Pep Boys-Manny, Moe & Jack          69,913
                                            ---------
                                              196,676

Auto/Truck Replace/Orig Parts - .51%
    1,800  Exide Corp.                         17,213
    1,800  Federal Mogul Corp.                 49,613
                                            ---------
                                               66,826

Automobile-Manufacturing - 1.41%
    1,800  Daimler Chrysler Corp.*            124,987
      900  Ford Motor Co.                      45,169
      500  Volvo Aktiebolaget                  14,344
                                            ---------
                                              184,500

Banks-Money Center - 1.30%
    7,000  Bank Tokyo - Mitsubishi            107,188
    3,200  Toronto-Dominion Bank               62,400
                                            ---------
                                              169,588

Banks - Regional - 2.00%
    1,100  Banc One Corp.                      38,294
    2,800  First Union Corp.                   99,575
    2,000  Firstar Corp.                       51,250
    1,800  KeyCorp                             46,462
      700  Suiza Foods*                        26,250
                                            ---------
                                              261,831

Beverages - Alcoholic/Soft Drink - 1.33%
    1,800  Coca Cola Co.                       86,513
    2,900  Pepsico, Inc.                       87,725
                                            ---------
                                              174,238

Broadcasting - Radio/TV/Cable - 0.89%
    7,400  Cabletron Systems, Inc.*           116,088

Building- Construction/Prod/MIS - .39%
    2,000  Stanley Works                       50,375
                                            ---------

                             Schedule of Investments
                               Jhaveri Value Fund
                         September 30, 1999 (unaudited)

    Units   Description                         Value
Building-Heavy Construction - 1.18%
   15,500  Empresas Ica Socie ADR              45,531
    2,500  Fluor Corp.                        100,625
   16,600  Grupo Tribasa ADR *                  8,300
                                            ---------
                                              154,456

Chemicals-Diversified - 0.89%
      924  CK Witco Corp.                      13,459
    1,700  Dupont E.I. Denemours & Co.        103,488
                                              116,947

Commercial Services - 1.33%
    5,500  Budget Group*                       38,844
    5,800  Computer Learning Ctrs *            21,388
    3,200  Diebold Inc.                        74,000
    1,900  Sensormatic Electronics Corp. *     24,106
    1,000  Snyder Communications*              15,187
                                            ---------
                                              173,525

Computer Graphics - 3.49%
    3,600  Autodesk Inc.                       78,750
    8,200  Cadence Design*                    108,650
   19,000  Scitex Corp. LTD. Ord Israel *     207,813
    5,600  Silicon Graphics Inc. *             61,250
                                              456,463

Computer Integrated Systems - 1.18%
    3,400  Oracle Corp. *                     154,700
                                            ---------

Computer Services - 0.77%
    8,700  Computer Horizons*                 101,138
                                            ---------

Computer Software - 2.69%
      500  Computer Associates Int'L. Inc      30,625
      900  Edwards, J.D. & Co.*                18,647
    1,800  Informix Corp. *                    14,288
      900  Microsoft Corp.*                    81,505
    5,500  Parametric Technology*              74,250
    3,600  Peoplesoft Inc.*                    60,975
    1,400  Sap Aktiengesellschaft              52,850
    1,000  Sterling Comm*                      18,563
                                            ---------
                                              351,703

Computer-Local Network - 1.67%
    7,600  3Com Corp. *                       218,500
                                            ---------

Computer-Mini/Micro - 1.68%
    7,400  Compaq Computer Corp.              169,738
    1,200  Dell Computer Corp.*                50,175
                                            ---------
                                              219,913

                             Schedule of Investments
                               Jhaveri Value Fund
                         September 30, 1999 (unaudited)

    Units   Description                         Value
Computer-Peripheral Eqpmt - 1.98%
    1,200  American Power Conversion           22,800
    8,500  Iomega Corp *                       28,687
   11,000  Read Rite Corp. *                   48,469
    1,000  Security Dynamics *                 26,562
    1,800  Smart Mdoulat Tech.*                61,313
    3,700  Storage Technology*                 71,225
                                            ---------
                                              259,056

Consumer Products-Glass/Metal - 0.24%
    4,543  Samsonite Corp *                    31,091
                                            ---------

Container-Metal/Glass - 0.37%
    2,000  Crown Cork & Seal Co                48,500
                                            ---------

Cosmetics & Personal Care - 1.60%
    4,700  Gillette Co.                       159,506
    4,000  Rexall Sundown*                     49,250
                                            ---------
                                              208,756

Diversified Operation - 1.49%
    7,000  Ikon Office Solutions               74,812
    2,000  Monsanto Co.                        71,375
    3,000  Sybase Inc. *                       35,438
      800  Tenneco Inc.*                       13,600
                                            ---------
                                              195,225

Electronic Equipment - 0.40%
      400  Emerson Electric Co.                25,275
    2,000  Thermo Electron Corp.*              26,875
                                            ---------
                                               52,150

Electronic Parts-Distributor - 0.57%
   12,200  Healthsouth Rehab. Corp.            73,963

Electronic Products/Misc - .57%
   11,200  Input/Output *                      74,200
                                            ---------

Electronic-Semiconductors - 1.01%
    5,800  Advanced Micro Devices Inc. *       99,688
    3,000  Cirrus Logic Inc. *                 33,000
                                              132,688

Fertilizers - 1.77%
   11,800  Imc Global Inc                     171,838
    6,000  Phosphate Resources Partners LP     60,000
                                              231,838

Finance - Investment Brokers - 0.43%
    1,400  Edwards, A.G. Inc.                  36,925
    1,000  Raymond James Financial Inc.        19,938
                                               56,863

                             Schedule of Investments
                               Jhaveri Value Fund
                         September 30, 1999 (unaudited)

    Units   Description                         Value
Finance - Savings & Loan - 0.27%
    1,200  Washington Mutual                   35,100
                                            ---------

Financial Services Misc - .25%
      900  Advanta Corp Cl A                   13,163
    5,500  Per Se Technologies                 18,906
                                            ---------
                                               32,069

Food-Misc Preparation - 5.43%
    3,589  Archer Daniels-Midland Co.          43,740
      900  Campbell Soup Co.                   35,213
   33,100  Chiquita Brands Intl. Inc.         196,531
    3,600  Conagra Inc.                        81,225
    1,100  H.J. Heinz Co.                      47,300
      400  Hershey Foods Corp.                 19,475
    1,600  Kellogg Co.                         59,900
      500  Nabisco Holdings                    17,281
    1,600  Ralston Purina                      44,500
      800  Sara Lee Corp.                      18,750
     1400  State Street                        90,475
      800  Wrigley (Wm.) Jr. Co.               55,050
                                            ---------
                                              709,440
Funeral Services & Related - 0.42%
    5,000  Loewen Group*                        2,813
    4,900  Service Corp. Int'l                 51,756
                                            ---------
                                               54,569
Hotels & Motels - 0.47%
    6,200  Hilton Hotels Corp.                 61,225
                                            ---------

Household Appliances - .98%
    1,800  Maytag Corp.                        59,963
   16,100  Singer Co.                          17,106
    9,000  Sunbeam Oster Co.*                  51,187
                                            ---------
                                              128,256

Housewares - 0.73%
    1,300  Newell Rubbermaid Inc.              37,131
    2,900  Tupperware Corp                     58,725
                                            ---------
                                               95,856

Insurance-Life/Property/Casual - 2.24%
      400  Aegon NV Ord.                       34,600
    1,200  Allstate Corp.                      29,925
    7,999  Conseco Inc.                       154,479
      900  Progressive Corp.                   73,519
                                            ---------
                                              292,523
Leisure Products - .97%
    4,400  Callaway Golf                       53,625
    2,400  Mattel Inc.                         45,600
    4,400  Oakley Inc *                        27,225
                                            ---------
                                              126,450

                             Schedule of Investments
                               Jhaveri Value Fund
                         September 30, 1999 (unaudited)

    Units   Description                         Value
Leisure Services - 1.68%
    3,100  Disney (Walt) Co.                   80,212
    7,500  Mirage Resorts, Inc.*              105,469
    2,700  Park Place Entertainment*           33,750
                                            ---------
                                              219,431
Machinery-Constrct/Mining/Farm - 0.17%
      400  Caterpillar Inc.                    21,925
                                            ---------

Medical Instruments/Products - 0.15%
      800  Boston Scientific Corp.*            19,750

Medical-Drugs - 8.99%
    1,600  Abbott Laboratories                 58,800
    3,100  American Home Products Corp.       128,650
    7,000  Bergin  Brunswig Corp.              72,625
    3,000  Carter Wallace Inc.                 53,625
    2,200  Dura Pharmaceutical *               30,663
    1,300  Elan Corp.*                         43,631
    1,300  Glaxo Holdings PLC ADR              67,600
    2,300  Lilly, Eli & Co.                   147,200
    6,500  McKesson Corp.                     188,500
    1,700  Merck & Co Inc.                    110,181
    3,400  Pfizer Inc.                        122,187
      400  Pharmacia UpJohn                    19,850
    1,500  Schering-Plough Corp.               65,437
      800  Smith Kline Beecham                 46,100
      300  Warner Lambert Co.                  19,913
                                            ---------
                                           1,174,962

Medical-Generic Drugs - 2.18%
    6,500  Ivax Corporation *                 107,250
    9,700  Mylan Laboratories Inc.            178,238
                                            ---------
                                              285,488

Medical-Health Maint Org - 1.66%
    3,500  Columbia/Hca Healthcare Corp.       74,156
    6,000  Humana Inc.*                        41,250
      184  Lifepoint Hospitals                  1,595
    7,062  Olsten Corp. *                      73,710
    2,000  Oxford Health Plans *               25,000
      184  Triad Hospitals                      1,863
                                            ---------
                                              217,574

Medical-Hospitals/Nursing Home - .42%
    7,500  Health Management Inc Cl A*         55,313

Medical-Outpatient/Home Care - 0.54%
   12,554  Coram Healthcare *                   8,631
    6,100  Phycor Inc *                        26,687
    1,400  Walgreen Co.                        35,525
                                            ---------
                                               70,843

                             Schedule of Investments
                               Jhaveri Value Fund
                         September 30, 1999 (unaudited)

    Units   Description                         Value

Medical/Dental-Supplies - 1.18%
    4,400  Becton Dickinson & Co.             123,475
    2,200  Steris Corp.*                       30,250
                                            ---------
                                              153,725

Metal Ores-Gold/Non Ferrous - 3.21%
    2,700  Asa Limited                         56,363
    4,000  Cyprus Amax Minerals Co.            78,500
    5,600  Homestake Mining                    51,450
    7,300  Inco Ltd.*                         156,037
    3,000  Newmont Mining Corp.                77,625
                                            ---------
                                              419,975

Office Equipment & Supplies - 1.11%
    1,600  Danka Business Systems              16,300
    3,400  Staples Inc.*                       74,162
    1,300  Xerox Corp.                         54,519
                                            ---------
                                              144,981

Oil & Gas-Drilling - 0.51%
      800  Ensco Intl                          14,450
    2,400  Santa Fe Intl                       51,750
                                            ---------
                                               66,200

Oil & Gas-Field Services - 2.66%
    3,000  Baker Hughes Inc                    87,000
    2,000  Halliburton Co.                     82,000
    2,300  Schlumberger LTD.                  143,319
    1,400  Tidewater                           35,700
                                            ---------
                                              348,019

Oil & Gas-International Integ - 0.78%
      700  Chevron Corp.                       62,125
      400  Mobil Corp.                         40,300
                                            ---------
                                              102,425

Oil & Gas-Us Explore & Prod - 1.02%
    2,580  Devon Energy                       106,909
    1,600  Rowan Companies*                    26,000
                                            ---------
                                              132,909

Oil & Gas-Us Integrated - 0.82%
      900  Atlantic Richfield Co.              79,763
    1,200  Occidental Petroleum                27,750
                                            ---------
                                              107,513

Oil Refining & Marketing - .81%
    8,414  Pennzoil Quaker State              106,227
                                            ---------

                             Schedule of Investments
                               Jhaveri Value Fund
                         September 30, 1999 (unaudited)

    Units   Description                         Value

Pollution Control-Eqpmt/Svcs - 2.84%
    5,000  Allied Waste*                       58,438
   8,4000  Autonation Inc.                    105,525
   10,800  Waste Management                   207,900
                                            ---------
                                              371,863

Retail-Apparel/Shoe - .13%
    2,500  Gymboree Corp *                     17,188
                                            ---------

Retail-Department Stores - 3.68%
   41,200  K Mart Corporation *               481,525
                                            ---------

Retail-Discount & Variety - 1.23%
    7,600  Toys-R-Us Inc. *                   114,000
    5,500  Venator Group, Inc. *               47,094
                                            ---------
                                              161,094

Retail-Diversified/Misc - 1.17%
    1,000  Barnes & Noble*                     26,000
    5,700  Borders Group*                      83,719
    4,700  Petsmart Inc *                      17,478
    8,000  Sports Authority Inc *              25,500
                                            ---------
                                              152,697

Retail-Drug Stores - 0.50%
    4,700  Rite Aid                            64,919
                                            ---------

Retail-Food & Restaurant - 2.73%
   11,900  Fleming Companies Inc              116,769
    1,000  McDonalds Corp.                     43,000
    4,000  Starbucks Corp.*                    99,125
    2,400  Tricon Global Rest.*                98,250
                                            ---------
                                              357,144

Retail-Mail Order & Direct - 0.75%
    5,500  Cendant Corp *                      97,625
                                            ---------

Retail-Supermarkets - 0.45%
    1,000  Albertsons Inc.                     39,563
      500  Safeway Inc.*                       19,031
                                            ---------
                                               58,594

Retail/Wholesale Computers - 0.63%
    7,300  Chs Electronics *                   10,494
    5,800  Compusa Inc *                       35,525
    2,800  Ingram Micro Inc.*                  36,050
                                            ---------
                                               82,069
Retail/Wholesale-Office Supplies - 1.20%
    9,000  Corp Express *                      84,656
    5,700  Office Depot*                       58,069
    2,500  Office Max *                        14,531
                                            ---------
                                              157,256

                             Schedule of Investments
                               Jhaveri Value Fund
                         September 30, 1999 (unaudited)

    Units   Description                         Value

Rubber-Tires - 0.20%
    1,500  Cooper Tire & Rubber Co.            26,438
                                            ---------

Shoes & Related Apparel - 1.72%
   15,900  Fila Holdings*                     198,750
    2,500  Reebok Int'L LTD. *                 26,719
                                            ---------
                                              225,469

Soap & Cleaning Preparations - .59%
    2,000  Clorox Co.                          76,500
                                            ---------
Steel-Producers - 2.03%
   13,800  Bethlehem Steel Corp.*             101,775
    6,100  Birmingham Steel                    46,513
    3,000  USX-U.S. Steel Group New            77,250
    4,000  WHX Corp.*                          40,000
                                            ---------
                                              265,538


Telecommunication Equipment - 1.06%
    2,200  Alcatel                             61,050
    2,400  Andrew Corp. *                      41,700
      500  Newbridge Networks Corp. *          13,031
    5,500  Picturetel Corp *                   23,375
                                            ---------
                                              139,156
Telecommunications Services - 2.56%
    2,500  American Tel & Telegraph           108,750
      940  Hongkong Telecom                    20,445
      600  Mastec Inc *                        17,663
    1,200  Qwest Communications*               35,475
    2,200  Telefonos De Venezuela              58,987
   13,500  Telekomunik Indonesia               93,656
                                            ---------
                                              334,976

Textile-Apparel/Mill Products - 0.45%
    3,500  Fruit of the Loom Inc. Cl A         11,594
    2,600  Polo Ralph Lauren*                  46,637
                                               58,231

Tobacco - 0.13%
      500  Philip Morris Companies Inc.        17,094

Transport-Air Freight - 0.13%
      800  Airborne Freight Corp.              16,850
                                            ---------

Transportation-Airline - 0.43%
    3,700  Southwest Airlines Co.              56,194
                                            ---------

Utility-Electric Power - 0.70%
    2,000  Edison Intl.                        48,625
    2,000  Western Resources                   42,750
                                            ---------
                                               91,375

                             Schedule of Investments
                               Jhaveri Value Fund
                         September 30, 1999 (unaudited)

    Units   Description                         Value

Utility-Telephone - 0.64%
    1,000  Telefonica De Argent                26,375
    1,000  U.S. West Inc.                      57,063
                                            ---------
                                               83,438


Total Common Stocks
     (Cost $14,321,608)                   $13,261,563
                                         ============

Other assets less liabilities - 1.42%       (185,647)
                                          -----------

Total Net Assets - 100.00%               $13,075,916
                                         ===========
equivalent to $12.44 per share,
based on 1,050,823 shares of capital
stock outstanding


* Non Income Producing

    The accompanying notes are an integral part of these financial statements

                               JHAVERI VALUE FUND
                              FINANCIAL HIGHLIGHTS
                  For a share outstanding throughout the period
                                   (unaudited)

                                                   For six          For the year      For the year      For the year
                                                 months ending         ended              ended             ended
                                                    9-30-99            3/31/99           3/31/98           3/31/97

Net asset value - beginning of period               $11.36             $14.07             $12.64           $12.38

INCOME FROM INVESTMENT OPERATIONS

Net investment income (loss)                          (.08)              (.17)              (.09)            (.11)
Net gain on investments both
     realized and unrealized                          1.16              (2.33)              3.97             1.27
                                                      ----               -----               ---             ----

Total from investment operations                      1.08              (2.50)              3.88             1.16

LESS DISTRIBUTIONS

Dividends from net investment income                  0.00               0.00               0.00              .00
Dividends from capital gains                          0.00               (.21)             (2.45)            (.90)
                                                      ----                ----             ------            -----

Net asset value - end of period                     $12.44             $11.36             $14.07           $12.64
                                                    ======             ======             ======           ======

Total Return                                          9.51%            (17.66)%            33.74%            9.23%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000's)                 13,076             12,227            16,174           11,104
Ratio of expenses to average net assets               2.50%**            2.50%              2.50%            2.50%
Ratio of net investment income (loss)
     to average net assets                           (1.25)%**          (1.43)%             (.70)%           (.87)%
Portfolio turnover rate                               64.82%            83.09%             58.92%           54.48%




*Commencement of Operations
**Annualized

                               JHAVERI VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                               September 30, 1999
                                   (unaudited)



ASSETS

Investments in securities at value (cost $14,321,607)               13,261,563
Receivable for securities sold                                          86,895
Receivable for dividends and interest                                    9,413
                                                                 -------------
    Total assets                                                    13,357,871

LIABILITIES

Payable for investment securities purchased                            161,803
Payable                                                                 92,375
Payable for Fund shares redeemed                                             0
Accrued operating expenses & other                                      27,777
                                                                  ------------
    Total Liabilities                                                  281,955

NET ASSETS

Net assets (equivalent to $12.44 per share based on
    1,050,823 shares of capital stock outstanding)                  13,075,916
                                                                  ============

Composition of Net Assets:

Paid in capital                                                     12,741,997
Undistributed Net Investment Income (Loss)                             (85,018)
Accumulated net realized gain on investments                         1,478,981
Net unrealized appreciation/(depreciation) on investments           (1,060,044)
                                                                 -------------

NET ASSETS, September 30, 1999                                      13,075,916
                                                                  ============



    The accompanying notes are an integral part of the financial statements.

                               JHAVERI VALUE FUND
                             STATEMENT OF OPERATIONS
                              For six months ending
                               September 30, 1999
                                   (unaudited)



INVESTMENT INCOME

Interest                                                                16,600
Dividends                                                               69,843
                                                                    ----------
Total Investment Income                                                 86,443
                                                                    ----------

EXPENSES

Operating Expenses (Note 3)                                            171,461
                                                                    ----------

Net investment income/(loss)                                           (85,018)

Net realized gain/(loss) on securities transactions                  1,485,997

Net change in unrealized appreciation/(depreciation)
     on investments                                                   (238,774)

Net gain on investments                                              1,247,223

Net increase in net assets resulting from operations                 1,162,205
                                                                   ===========


The accompanying notes are an integral part of the financial statements.

                               JHAVERI VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS
                                   (unaudited)


                                                                        For the six         For the year
                                                                       months ending            ended
                                                                          9/30/99              3/31/99

INCREASE IN NET ASSETS FROM OPERATIONS:

Net investments income (loss)                                              $(85,018)           $(192,434)

Net realized gain on securities transactions                              1,485,997             (207,455)

Net change in unrealized appreciation/(depreciation)
     of investments                                                        (238,774)          (2,485,670)
                                                                       -------------         ------------

Net increase in net assets resulting from operations                      1,162,205           (2,885,559)
                                                                       ------------          ------------

DISTRIBUTION TO SHAREHOLDERS:

From net investment income                                                        0                    0
From net realized gain investments                                                0             (248,351)

FUND SHARE TRANSACTIONS:

Net proceeds from shares sold                                               431,509            1,388,967
Dividends reinvested                                                              0              248,351
Payment for shares redeemed                                                (744,821)          (2,450,208)
                                                                       -------------         ------------

Net increase in net assets from fund share transactions                    (313,312)            (812,890)
                                                                       -------------         ------------

Net increase in net assets                                                  848,893           (3,946,800)
                                                                       ------------          ------------

NET ASSETS:

Beginning of period                                                      12,227,023           16,173,823
                                                                       ------------          -----------

End of period                                                           $13,075,916          $12,227,023
                                                                      =============       ==============

    The accompanying notes are an integral part of the financial statements.

                               JHAVERI VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                                September 30,1999
                                   (unaudited)

Note 1. Organization

The Jhaveri Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management Investment Company. The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated January 18, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Shares of one series have been authorized, which shares constitute the interests in the Jhaveri Value Fund (the "Fund"). The Fund's investment objective is to provide long term capital appreciation. The Fund seeks to achieve its objective by investing primarily in a broad range of common stocks believed by its Adviser to have above average prospects for appreciation, based on a proprietary investment model developed by the Adviser.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation-Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes-The Fund intends to qualify each year as a "Regulated Investment Company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions-The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Estimates-The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Other-The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrued basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Note 3. Investment Advisory Agreement

The Trust has an investment advisory agreement with Investments Technology, Inc. Ramesh C. Jhaveri and Saumil R. Jhaveri may be deemed to be controlling persons and affiliates of the Adviser due to their ownership of its shares and their positions as officers and directors of the Adviser. They, because of such affiliation, may receive benefits from the management fees paid to the Adviser.

Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, expenses incurred in connection with the organization and initial registration of its shares and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.50% of the average daily net assets of the Fund. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the six months ending September 30, 1999, the Adviser has received a fee of $171,461 from the Fund.

Note 4. Distributions to Shareholders

On December 15, 1998, a long-term capital gain distribution of $0.21135 aggregating $248,351 was declared from net realized gains from investment transactions during 1998. The dividend was paid December 15, 1998, to shareholders of record on December 14, 1998.

Note 5. Capital Share Transactions

As of September 30, 1999 there was an unlimited number of no par value shares of capital stock authorized for the Fund. Transactions in capital stock were as follows:

                                          For the six months ending
                                              September 30, 1999
                                      Shares              Amount
Shares sold                           33,792             $431,509
Shares issued in
     reinvestment of dividends             0                    0
Shares redeemed                      (58,863)            (744,821)
                                     --------            ---------
Net increase                         (25,071)           $(313,312)
                                     ========           ==========

Share outstanding/Paid in capital
     Beginning of Period           1,075,894          $13,055,309
     End of Period                 1,050,823          $12,741,997
                                   =========          ===========

Note 6. Investments

For the six months ending September 30, 1999 purchases and sales of investment securities, other than short-term investments, aggregated $8,346,115 and $8,334,232 respectively. The gross unrealized appreciation for all securities totaled $1,445,257 and the gross unrealized depreciation for all securities totaled $(2,505,301) or a net unrealized depreciation of $(1,060,044). The aggregate cost of securities for federal income tax purposes at September 30, 1999 was $14,321,607.

Board of Trustees
Ramesh C. Jhaveri
Saumil R. Jhaveri
Mukul M. Mehta
James F. Mueller
David R. Zavagno

Investment Adviser
Investments Technology, Inc.
18820 High Parkway
Cleveland, OH 44116

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services
1301 E. 9th St., Suite 1005
Cleveland, Ohio 44114

Custodian
Firstar Bank, N.A.
P.O. Box 640994
Cincinnati, Ohio 45264-0994

Counsel
Brown, Cummins & Brown Co., LPA
3500 Carew Tower
Cincinnati, Ohio 45202

Independent Auditors
McCurdy & Associates CPA's, Inc.
27955 Clemens Rd
Westlake, Ohio 44145